Warrants - Additional Information (Detail)		4 Months Ended
	Feb. 01, 2021 $ / shares	Feb. 01, 2021 $ / shares
Warrant Liability Disclosure [Line Items]
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days	30 days
Number of consecutive trading days for determining share price		10 days
Share Price Less Than Or Equals To USD Nine Point Two [Member]
Warrant Liability Disclosure [Line Items]
Share Price	$ 9.20	$ 9.20
Share Price Less Than Or Equals To USD Nine Point Two [Member] | Common Stock [Member]
Warrant Liability Disclosure [Line Items]
Class of warrant or right, redemption price adjustment percentage	115.00%	115.00%
Share Price More Than Or Equals To USD Eighteen [Member]
Warrant Liability Disclosure [Line Items]
Class of Warrants, Redemption Notice Period		30 days
Share Price Less Than Or Equals To USD Eighteen [Member]
Warrant Liability Disclosure [Line Items]
Share Price	$ 10.00	$ 10.00
Class of Warrants, Redemption Price Per Unit	0.10	$ 0.10
Class of Warrants, Redemption Notice Period		30 days
Public Warrants [Member]
Warrant Liability Disclosure [Line Items]
Warrants Exercisable Term from the Date of Completion of business Combination		30 days
Warrants Exercisable term from the Closing of IPO		12 months
Minimum lock in period for SEC registration from date of business combination		20 days
Minimum lock In period to become effective after the closing of the initial business combination		60 days
Class of warrant or right, exercise price of warrants or rights	11.50	$ 11.50
Private Placement Warrants [Member] | Share Price More Than Or Equals To USD Eighteen [Member]
Warrant Liability Disclosure [Line Items]
Share Price	18.00	18.00
Class of Warrants, Redemption Price Per Unit	$ 0.01	$ 0.01
Class of Warrants, Redemption Notice Period		30 days
Number of consecutive trading days for determining share price		20 days
Number of trading days for determining share price		30 days